COMMITMENTS AND CONTINGENCIES (Details)		6 Months Ended	12 Months Ended
	May 10, 2022 USD ($)	Jun. 30, 2026 USD ($) day demand $ / shares	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2025	Dec. 31, 2025 day	Dec. 31, 2024 USD ($)
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Number of demands eligible security holder can make		3				3
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in Dollars per share) | $ / shares		$ 12			$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial Business Combination		20				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		30				30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days	150 days
Period after completion of initial business combination		30 days	30 days
Legal advisor's fees		$ 1,800,000		$ 1,500,000				$ 1,300,000
IPO
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Underwriting discount percent	2.00%
Underwriter cash discount	$ 4,600,000
Deferred underwriting commission	$ 11,500,000